Other investments (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Millions			12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($) $ / shares shares
Other Investments [Line Items]
Other investments	$ 169,010		$ 169,010	$ 157,514
Accrued interest receivable	4,655		4,655	2,474
Osisko Green Acquisition Limited [Member] | Class A restricted voting units [Member]
Other Investments [Line Items]
Acquisitions			$ 5,000
Osisko Development to IG Tintic LLC [Member] | Convertible Loan [Member]
Other Investments [Line Items]
Acquisitions	$ 6,400	$ 5
Falco [Member] | Secured Senior Loan [Member]
Other Investments [Line Items]
Other investments				$ 15,900
Convertible debt, conversion price | $ / shares				$ 0.55
Interest rate investment				7.00%
Accrued interest receivable				$ 1,700
Investment warrants held | shares				10,664,324
Exercise price of investment warrants held | $ / shares				$ 0.69
Term of investment warrants held				24 months
Fair value of warrants				$ 1,100